Credit Risk and Concentrations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Net revenues	$ 11,924	$ 11,240	$ 40,502	$ 38,659	$ 53,167	$ 66,957
Customer concentration risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Net revenues			$ 6,345		$ 11,650	$ 16,705
Concentration risk, percentage			16.00%		28.00%	25.00%
Customer concentration risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Net revenues		$ 1,463		$ 10,180		$ 7,492
Concentration risk, percentage		13.00%		26.00%		11.00%
Customer concentration risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Net revenues	$ 1,424
Concentration risk, percentage	12.00%
Customer concentration risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Net revenues	$ 1,237
Concentration risk, percentage	10.00%
Customer concentration risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Net revenues		$ 1,857
Concentration risk, percentage		17.00%